Long-Term Debt - Additional Information - Raquel Loan Facility (Detail) - USD ($)	1 Months Ended	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2017
Debt Instrument [Line Items]
Long term debt interest rate description		LIBOR plus a margin of 2.2%
Minimum liquidity of Partnership		$ 22,000,000
Minimum book equity ratio for Partnership		30.00%
Vessel Acquired [Member]
Debt Instrument [Line Items]
Increase in minimum liquidity of partnership		$ 1,000,000
Raquel Facility [Member]
Debt Instrument [Line Items]
Senior secured credit facility	$ 90,000,000
Final balloon payment to be paid	$ 30,500,000
Credit facility maturity date	Mar. 31, 2025
Credit facility interest rate	2.00%
Long term debt interest rate description	LIBOR plus a margin of 2.0%
Minimum liquidity of Partnership	$ 22,000,000
Minimum book equity ratio for Partnership	30.00%
Raquel Facility [Member] | Vessel Acquired [Member]
Debt Instrument [Line Items]
Increase in minimum liquidity of partnership	$ 1,000,000
Raquel Facility [Member] | Vessel Owned [Member]
Debt Instrument [Line Items]
Increase in minimum liquidity of partnership	$ 1,500,000
Raquel Facility [Member] | First Three Years [Member]
Debt Instrument [Line Items]
Market value percentage of secured loan facility outstanding balance	100.00%
Raquel Facility [Member] | Thereafter [Member]
Debt Instrument [Line Items]
Market value percentage of secured loan facility outstanding balance	125.00%